Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits - Footnotes (Details) - USD ($) $ in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 6,259	[1]	$ 6,558	[1]	$ 5,826		$ 5,919
Income Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	11		1
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	47		123
Noncurrent Deferred Tax Liabilities [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	3,200		3,300
Other Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 3,000		$ 3,200

[1]	In 2018, included in Income taxes payable ($11 million), Current tax assets ($1 million), Noncurrent deferred tax assets and other noncurrent tax assets ($47 million), Noncurrent deferred tax liabilities ($3.2 billion) and Other taxes payable ($3.0 billion). In 2017, included in Income taxes payable ($1 million), Noncurrent deferred tax assets and other noncurrent tax assets ($123 million), Noncurrent deferred tax liabilities ($3.3 billion) and Other taxes payable ($3.2 billion).